Basis of preparation and presentation (Details 4) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets
Total	R$ 2,044,368	R$ 1,357,614
Liabilities and shareholders' equity
Other liabilities	39,391
Total	1,121,569	R$ 880,533	R$ 755,864	R$ 667,468
As previously stated [Member]
Assets
Right-of-use of assets (Note 13)
Other assets	1,357,614
Total	1,357,614
Liabilities and shareholders' equity
Leases payable (Note 14)
Trade accounts payable and others	138,654
Finance leases	21,197
Related-party transactions	2,405
Other liabilities	314,825
Shareholders' Equity	880,533
Total	1,357,614
Reclassifications [Member]
Assets
Right-of-use of assets (Note 13)
Other assets
Total
Liabilities and shareholders' equity
Leases payable (Note 14)	47,446
Trade accounts payable and others	(26,249)
Finance leases	(21,197)
Related-party transactions
Other liabilities
Shareholders' Equity
Total
Reclassified [Member]
Assets
Right-of-use of assets (Note 13)
Other assets	1,357,614
Total	1,357,614
Liabilities and shareholders' equity
Leases payable (Note 14)	47,446
Trade accounts payable and others	112,405
Finance leases
Related-party transactions	2,405
Other liabilities	314,825
Shareholders' Equity	880,533
Total	1,357,614
Impacts - IFRS 16 [Member]
Assets
Right-of-use of assets (Note 13)	92,794
Other assets
Total	92,794
Liabilities and shareholders' equity
Leases payable (Note 14)	92,794
Trade accounts payable and others
Finance leases
Related-party transactions
Other liabilities
Shareholders' Equity
Total	92,794
After Adoption Of IFRS-16 [Member]
Assets
Right-of-use of assets (Note 13)	92,794
Other assets	1,357,614
Total	1,450,408
Liabilities and shareholders' equity
Leases payable (Note 14)	140,240
Trade accounts payable and others	112,405
Finance leases
Related-party transactions	2,405
Other liabilities	314,825
Shareholders' Equity	880,533
Total	R$ 1,450,408